Finance cost (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowing costs [abstract]
Interest on long-term debt	$ 73,039	$ 73,211
Unwinding of discount on provisions	23,681	22,020
Other charges	15,059	15,377
Finance costs	111,779	$ 110,608
Borrowing costs capitalised	$ 0